Leases (Tables)	9 Months Ended
Sep. 30, 2020
Leases
Summary of maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities

	Rental
	RMB	US$

The remainder of 2020	50,644	7,459
2021	199,556	29,391
2022	148,340	21,848
2023	112,914	16,630
2024 and after	117,932	17,371
Total undiscounted cash flows	629,386	92,699
Less: imputed interest	(56,265)	(8,287)
Present value of lease liabilities	573,121	84,412

Summary of supplemental information related to leases

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$

Operating cash flows for operating leases	57,060	104,962	15,459
Right-of-use assets obtained in exchange for new operating lease liabilities	134,373	118,144	17,401